UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    March 01, 2013

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      31501       423915   X                        423915
Apache Corp              Common    037411105      26115       332676   X                        332676
Approach Resources Inc   Common    03834A103      25045      1001400   X                       1001400
Cabot Oil & Gas          Common    127097103      24460       491762   X                        491762
Cameron International C  Common    13342B105      19884       352171   X                        352171
Canadian Natural Resour  Common    136385101      24510       848965   X                        848965
CenterPoint Energy Inc   Common    15189T107      16689       866976   X                        866976
Chevron Corp             Common    166764100      20752       191903   X                        191903
Cimarex Energy           Common    171798101       3262        56500   X                         56500
Comstock Resources, Inc  Common    205768203       3830       253300   X                        253300
Devon Energy Corp        Common    25179M103      25444       488937   X                        488937
EOG Resources            Common    26875P101      27745       229700   X                        229700
Endeavour International  Common    29259G200       2251       434544   X                        434544
Energen Corp             Common    29265N108      11759       260800   X                        260800
Ensco Plc Ads            Common    G3157S106      16033       270463   X                        270463
Exxon Mobil Corp         Common    30231G102      17257       199387   X                        199387
Forum Energy Technologi  Common    34984V100      12598       508993   X                        508993
Halliburton Co           Common    406216101      15447       445296   X                        445296
Hess Corporation         Common    42809H107      21744       410579   X                        410579
Kinder Morgan Inc Com    Common    49456B101      25142       711647   X                        711647
Magnum Hunter Res        Common    55973B102       4559      1142579   X                       1142579
Marathon Oil Corp        Common    565849106      28738       937300   X                        937300
Nabors Industries Ltd    Common    G6359F103       9439       653240   X                        653240
National Fuel Gas Co     Common    636180101      25348       500050   X                        500050
National-Oilwell Varco,  Common    637071101      21985       321649   X                        321649
Newfield Exploration Co  Common    651290108      33758      1260550   X                       1260550
Noble Energy Inc         Common    655044105      40399       397079   X                        397079
Occidental Petroleum Co  Common    674599105      21178       276444   X                        276444
Petroleo Brasileiro Sa   Common    71654V101      11540       597641   X                        597641
Pioneer Natural Resourc  Common    723787107      31246       293144   X                        293144
QEP Res Inc              Common    74733V100      34146      1128047   X                       1128047
Quicksilver Res Inc      Common    74837R104       3530      1234286   X                       1234286
Range Resouces Corp      Common    75281A109       4772        75954   X                         75954
Rowan Companies Inc      Common    G7665A101      15222       486800   X                        486800
Royal Dutch Shell Plc C  Common    780259206      26221       380290   X                        380290
Schlumberger LTD         Common    806857108      17667       254941   X                        254941
Southwestern Energy Co   Common    845467109       3959       118500   X                        118500
Superior Energy Service  Common    868157108       9753       470700   X                        470700
Talisman Energy, Inc     Common    87425E103      16435      1450540   X                       1450540
Williams Companies       Common    969457100      28914       883135   X                        883135

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  760,278